UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Natural Resources Fund

Annual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2013

Eaton Vance

Global Natural Resources Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19

Federal Tax Information	20

Management and Organization	21

Important Notices	23

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stocks advanced for the 12-month period ended February 28, 2013, with the MSCI All Country World Index2 hitting a post-2008 high in the final month of the period. Gains were broad-based, with most country indexes advancing.

Factors weighing on the U.S. market included Hurricane Sandy, the U.S. presidential election and the so-called “fiscal cliff” concerns. However, further stimulus from the U.S. Federal Reserve (the Fed), a modest reduction in unemployment, improving consumer sentiment and signs of economic growth helped the U.S. market to post strong returns for the 12-month period. The Fed replaced “Operation Twist” with a long-term Treasury purchase program of $45 billion per month. This program combined with another round of quantitative easing designed to stimulate the economy, represents over $1 trillion in potential balance sheet expansion per year. In addition, U.S. housing prices rose as more buyers entered the market, reducing the supply of existing homes.

Sovereign risk, poor growth momentum and structural risks in Europe remained headwinds for global equities. The euro received support from the European Central Bank, which downplayed the potential for a breakup of the eurozone.

The Asia-Pacific region posted positive performance for the 12-month period. In Japan, inflationary rhetoric weakened the yen, benefiting Japanese exporters and sparking a late-year rally in Japanese stocks. In China, despite some small economic improvements, investment growth moderated. In addition, private sector leverage expanded further and inflation ticked up, leading to speculation that the Chinese government might implement tightening measures in 2013.

The S&P North American Natural Resources Sector Index fell 2.88% for the 12-month period ended February 28, 2013, capped by a 1.25% decline in February. Energy and materials stocks underperformed the Index for the 12-month period.

Fund Performance

For the 10-month period from the Fund’s inception on April 30, 2012 through February 28, 2013, Eaton Vance Global Natural Resources Fund (the Fund) had a total return of -7.46% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the S&P North American Natural Resources Sector Index (the Index), returned 4.26% during the period.

The Fund underperformed the Index due to both sector allocation and security selection. The Fund was overweight the materials sector and underweight the energy sector, which detracted from relative Fund performance versus the Index, as materials lagged energy during the period. Overweights in the diversified metals & mining and gold subsectors also hampered relative Fund performance versus the Index, as mining companies faced challenging commodity markets, rising production costs and project delays. Security selection within the energy and materials sectors also detracted from relative Fund performance versus the Index, led by adverse selection in the integrated oil & gas subsector, which was partially offset by positive selection in diversified metals & mining.

Within the energy sector, the Fund was underweight the integrated oil & gas subsector and overweight the oil & gas exploration & production subsector, which hurt relative Fund performance versus the Index as investors favored large, integrated names over smaller, faster-growing exploration companies. In a generally risk-averse market environment, exploration companies were more negatively impacted by volatile oil prices and ongoing weakness in natural gas prices than were the integrated stocks. The latter companies are more diversified in that they have refinery operations and retail offerings, making them less exposed to falling prices than explorers and producers.

Despite an overweight in the diversified metals & mining subsector that detracted from the Fund’s relative performance versus the Index, security selection within the group contributed to relative Fund performance versus the Index, as the Fund avoided many companies within the Index that struggled during the period. However, the Fund maintained exposure to gold equities, which continued to underperform the commodity itself, as many companies reported disappointing financial results, partly due to rising mining costs and a pullback in production.

We continue to search for potentially attractive opportunities in several areas of the global natural resources market. As of February 28, 2013, we believed junior producers, in particular, were recently trading at what we regard as reasonable valuation levels.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Performance2,3

Portfolio Manager Robert Lyon, CFA, of AGF Investments America Inc.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	04/30/2012	–7.46%
Class A with 5.75% Maximum Sales Charge	—	–12.78
Class I at NAV	04/30/2012	–7.23
S&P North American Natural Resources Sector Index	04/30/2012	4.26%
MSCI World Index	04/30/2012	10.54

% Total Annual Operating Expense Ratios[4]	Class A	Class I
Gross	1.41%	1.16%
Net	1.40	1.15

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	04/30/2012	$9,254	$8,722

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

Halliburton Co.	4.2%
Tourmaline Oil Corp.	3.9
Canadian Natural Resources, Ltd.	3.7
Rio Tinto PLC	3.6
Occidental Petroleum Corp.	3.3
Suncor Energy, Inc.	3.3
Talisman Energy, Inc.	3.2
Noble Corp.	2.7
Teck Resources, Ltd., Class B	2.6
Painted Pony Petroleum, Ltd.	2.6
Total	33.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P North American Natural Resources Sector Index measures the performance of U.S. traded natural resource related stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$988.70	$6.90	**	1.40%
Class I	$1,000.00	$990.10	$5.67	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Portfolio of Investments

Common Stocks — 96.3%

Security	Shares	Value

Energy — 60.5%

Energy Equipment & Services — 9.5%
Baker Hughes, Inc.	1,000	$44,820
Halliburton Co.	4,800	199,248
Noble Corp.	3,500	125,370
Schlumberger, Ltd.	1,000	77,850

		$447,288

Oil, Gas & Consumable Fuels — 51.0%
Anadarko Petroleum Corp.	1,000	$79,580
Apache Corp.	1,500	111,405
ARC Resources, Ltd.	3,600	90,764
Cameco Corp.	4,600	98,133
Canadian Natural Resources, Ltd.	5,700	174,220
Celtic Exploration, Ltd.(1)	3,400	89,216
Cenovus Energy, Inc.	3,300	106,848
Continental Resources, Inc.(1)	1,100	96,800
Crew Energy, Inc.(1)	3,978	24,881
Devon Energy Corp.	900	48,834
Exxon Mobil Corp.	1,300	116,415
Imperial Oil, Ltd.	2,100	87,319
Occidental Petroleum Corp.	1,900	156,427
Painted Pony Petroleum, Ltd.(1)	12,700	121,304
Peabody Energy Corp.	5,300	114,268
Peyto Exploration & Development Corp.	2,800	68,340
Royal Dutch Shell PLC ADR, Class A	1,100	72,215
Suncor Energy, Inc.	5,100	154,545
Surge Energy, Inc.(1)	22,372	68,336
Talisman Energy, Inc.	12,100	151,947
Tourmaline Oil Corp.(1)	5,200	185,360
Tullow Oil PLC	2,000	36,737
Whitecap Resources, Inc.	6,200	53,087
Whiting Petroleum Corp.(1)	2,200	107,140

		$2,414,121

		$2,861,409

Materials — 35.8%

Chemicals — 2.4%
Potash Corp. of Saskatchewan, Inc.	2,800	$112,353

		$112,353

Security	Shares	Value

Metals & Mining — 31.4%
Agnico-Eagle Mines, Ltd.	1,300	$52,139
B2Gold Corp.(1)	13,400	40,541
Barrick Gold Corp.	4,000	120,960
BHP Billiton PLC	3,100	97,823
First Quantum Minerals, Ltd.	3,300	61,472
Franco-Nevada Corp.	1,100	53,205
Freeport-McMoRan Copper & Gold, Inc.	3,800	121,296
Goldcorp, Inc.	1,300	42,432
Hudbay Minerals, Inc.	5,200	49,970
Iluka Resources, Ltd.	3,100	33,137
Inmet Mining Corp.	1,000	65,842
Lundin Mining Corp.(1)	9,000	40,756
Molycorp, Inc.(1)	1,819	11,169
Newcrest Mining, Ltd.	1,800	41,265
Newmont Mining Corp.	1,000	40,290
Perseus Mining, Ltd.(1)	18,600	29,039
Randgold Resources, Ltd. ADR	500	41,435
Regis Resources, Ltd.(1)	11,300	50,916
Rio Tinto PLC	3,200	171,112
Silver Wheaton Corp.	2,200	69,760
Teck Resources, Ltd., Class B	4,000	123,850
Xstrata PLC	3,100	54,410
Yamana Gold, Inc.	5,000	73,600

		$1,486,419

Paper & Forest Products — 2.0%
Canfor Corp.(1)	5,000	$94,206

		$94,206

		$1,692,978

Total Common Stocks (identified cost $4,792,856)		$4,554,387

7	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Portfolio of Investments — continued

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$235	$234,664

Total Short-Term Investments (identified cost $234,664)		$234,664

Total Investments — 101.2% (identified cost $5,027,520)		$4,789,051

Other Assets, Less Liabilities — (1.2)%		$(58,177)

Net Assets — 100.0%		$4,730,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value

Canada	52.3%	$2,475,386
United States	33.0	1,560,206
United Kingdom	10.0	473,732
Australia	3.3	154,357
Switzerland	2.6	125,370

Total Investments	101.2%	$4,789,051

8	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Statement of Assets and Liabilities

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $4,792,856)	$4,554,387
Affiliated investment, at value (identified cost, $234,664)	234,664
Foreign currency, at value (identified cost, $1,082)	1,079
Dividends receivable	3,949
Interest receivable from affiliated investment	23
Tax reclaims receivable	442
Receivable from affiliate	1,393
Total assets	$4,795,937

Liabilities
Payable for investments purchased	$26,018
Payable to affiliates:
Investment adviser and administration fee	3,191
Distribution and service fees	15
Accrued expenses	35,839
Total liabilities	$65,063
Net Assets	$4,730,874

Sources of Net Assets
Paid-in capital	$5,107,118
Accumulated net realized loss	(135,518)
Accumulated distributions in excess of net investment income	(2,151)
Net unrealized depreciation	(238,575)
Total	$4,730,874

Class A Shares
Net Assets	$80,551
Shares Outstanding	8,740
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.22
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.78

Class I Shares
Net Assets	$4,650,323
Shares Outstanding	503,901
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Statement of Operations

Investment Income	Period Ended February 28, 2013(1)
Dividends (net of foreign taxes, $5,814)	$55,694
Interest allocated from affiliated investment	363
Expenses allocated from affiliated investment	(15)
Total investment income	$56,042

Expenses
Investment adviser and administration fee	$33,595
Distribution and service fees
Class A	43
Trustees’ fees and expenses	681
Custodian fee	21,724
Transfer and dividend disbursing agent fees	196
Legal and accounting services	28,224
Printing and postage	9,220
Registration fees	42,933
Miscellaneous	7,759
Total expenses	$144,375
Deduct —
Allocation of expenses to affiliate	$98,889
Total expense reductions	$98,889

Net expenses	$45,486

Net investment income	$10,556

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(135,661)
Investment transactions allocated from affiliated investment	9
Foreign currency transactions	(1,679)
Net realized loss	$(137,331)
Change in unrealized appreciation (depreciation) —
Investments	$(238,469)
Foreign currency	(106)
Net change in unrealized appreciation (depreciation)	$(238,575)

Net realized and unrealized loss	$(375,906)

Net decrease in net assets from operations	$(365,350)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2013(1)
From operations —
Net investment income	$10,556
Net realized loss from investment and foreign currency transactions	(137,331)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(238,575)
Net decrease in net assets from operations	$(365,350)
Distributions to shareholders —
From net investment income
Class A	$(52)
Class I	(24,661)
Total distributions to shareholders	$(24,713)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$92,816
Class I	5,035,869
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	17
Class I	159
Cost of shares redeemed
Class A	(7,924)
Net increase in net assets from Fund share transactions	$5,120,937

Net increase in net assets	$4,730,874

Net Assets
At beginning of period	$—
At end of period	$4,730,874

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,151)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Financial Highlights

	Class A
	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.001)
Net realized and unrealized loss	(0.744)

Total loss from operations	$(0.745)

Less Distributions
From net investment income	$(0.035)

Total distributions	$(0.035)

Net asset value — End of period	$9.220

Total Return(3)	(7.46	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81
Ratios (as a percentage of average daily net assets):
Expenses	1.40	%(5)(6)
Net investment loss	(0.02	)%(6)
Portfolio Turnover	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.49% of average daily net assets for the period from the start of business, April 30, 2012, to February 28, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021
Net realized and unrealized loss	(0.742)

Total loss from operations	$(0.721)

Less Distributions
From net investment income	$(0.049)

Total distributions	$(0.049)

Net asset value — End of period	$9.230

Total Return(3)	(7.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,650
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(5)(6)
Net investment income	0.27	%(6)
Portfolio Turnover	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.49% of average daily net assets for the period from the start of business, April 30, 2012, to February 28, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on April 30, 2012. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2013, the Fund, for federal income tax purposes, had current year deferred capital losses of $135,544 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

14

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Notes to Financial Statements — continued

Additionally, at February 28, 2013, the Fund had a late year ordinary loss of $2,331, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended February 28, 2013 was as follows:

Period Ended February 28, 2013(1)

Distributions declared from:
Ordinary income	$24,713

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

During the period ended February 28, 2013, accumulated net realized loss was decreased by $1,813, accumulated distributions in excess of net investment income was decreased by $12,006, and paid-in capital was decreased by $13,819 due to differences between book and tax accounting, primarily for investments in partnerships, non-deductible expenses and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

15

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Notes to Financial Statements — continued

As of February 28, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Deferred capital losses	$(135,544)
Late year ordinary losses	$(2,331)
Net unrealized depreciation	$(238,369)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended February 28, 2013, the investment adviser and administration fee amounted to $33,595 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to AGF Investments America Inc. (AGFA), a wholly-owned subsidiary of AGF Management Limited. EVM pays AGFA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through June 30, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $98,889 of the Fund’s operating expenses for the period ended February 28, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended February 28, 2013, EVM earned $32 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9 as its portion of the sales charge on sales of Class A shares for the period ended February 28, 2013. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2013 amounted to $43 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended February 28, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,290,963 and $1,362,446, respectively, for the period ended February 28, 2013.

16

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended February 28, 2013(1)

Sales	9,542
Issued to shareholders electing to receive payments of distributions in Fund shares	2
Redemptions	(804)

Net increase	8,740

Class I	Period Ended February 28, 2013(1)

Sales	503,884
Issued to shareholders electing to receive payments of distributions in Fund shares	17

Net increase	503,901

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

At February 28, 2013, an affiliate of EVM owned 98% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,027,494

Gross unrealized appreciation	$229,956
Gross unrealized depreciation	(468,399)

Net unrealized depreciation	$(238,443)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

17

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Notes to Financial Statements — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Concentration of Risk

Because the Fund concentrates its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Energy	$2,824,672	$36,737		$—	$2,861,409
Materials	1,244,315	448,663		—	1,692,978

Total Common Stocks	$4,068,987	$485,400	*	$—	$4,554,387

Short-Term Investments	$—	$234,664		$—	$234,664

Total Investments	$4,068,987	$720,064		$—	$4,789,051

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

18

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Global Natural Resources Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Natural Resources Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, April 30, 2012, to February 28, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Global Natural Resources Fund as of February 28, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, April 30, 2012, to February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2013

19

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $60,343, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 51.10% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $5,814 and recognized foreign source income of $45,466.

20

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

21

Eaton Vance

Global Natural Resources Fund

February 28, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

AGF Investments America Inc.

53 State Street

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6184-4/13	GNSRC

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2013

Eaton Vance

Focused Growth Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	24

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period began in March 2012, U.S. stocks were in the midst of a rally that would continue through early April 2012. Equities were generally fueled by stronger economic growth, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt, which lowered the potential for European contagion. Then in May 2012, the third consecutive mid-year economic slowdown arrived amid renewed concerns over Europe, slowing growth in China and continuing political uncertainty in the United States ahead of the elections.

However, despite a slowdown in consumer spending, weakening employment data and downward revisions of growth expectations, U.S. stocks rallied from June 2012 through early October 2012. Several catalysts appeared to be driving a market rally that defied U.S. economic data. First, investors anticipated that worsening economic news would prompt the U.S. Federal Reserve to initiate another round of quantitative easing to stimulate the economy — which it did in September 2012. Second, many of the investors who were hunting for yield in a historically low interest-rate environment were driven to stocks that offered higher yields than bonds. Finally, Europe’s ongoing debt crisis and a slowdown in Chinese growth made the United States, despite its problems, look relatively attractive to many global investors.

From early October 2012 through December 2012, U.S. stocks gave back some of their gains amid elevated market volatility. With the U.S. elections leaving Congress still divided on economic issues, investors grew increasingly worried about a political deadlock on tax and spending policies — an impasse that left the United States rushing toward a so-called “fiscal cliff” that threatened to drag down its economy. However, in the final hours of 2012, a deal was struck to avert the cliff, sparking an equity rally that continued through the first two months of 2013.

In the last month of the period, media observers speculated that U.S. economic growth would be hampered by the budget sequester scheduled to take effect unless Congress reached another fiscal compromise. Yet, the markets seemed to largely shrug off the political overhang. In the final weeks of the period, improving economic fundamentals, including further signs of a recovering housing market, drove U.S. stock indexes toward highs not seen since 2007.

Fund Performance

For the fiscal year ended February 28, 2013, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of 10.03% for Class A shares at net asset value (NAV), outperforming the 9.60% return of the Fund’s benchmark, the Russell 1000 Growth Index (the Index)2.

Stock selection, particularly in the consumer discretionary, consumer staples and materials sectors, was the main driver of the Fund’s outperformance relative to the Index during the period.

Within the consumer discretionary sector, the following factors helped Fund performance versus the Index during the period: stock selection in specialty retail; stock selection and an underweight in hotels, restaurants and leisure; and stock selection and an overweight in multiline retail. An overweight in Internet and catalog retail stocks contributed to the Fund’s relative results as well.

In the consumer staples sector, Fund performance versus the Index during the period benefited from stock selection and overweights in both the food products and the food and staples retailing industries.

Stock selection in the chemicals industry helped boost the Fund’s relative results versus the Index during the period in the materials sector. Elsewhere in the sector, lack of exposure to metals and mining stocks, which lost ground during the one-year period, aided the Fund’s relative performance versus the Index as well.

In contrast, the Fund’s performance in the industrials and information technology (IT) sectors detracted from Fund performance versus the Index during the period. Both stock selection and a relative underweight were negative factors in the industrials sector. Within the sector, stock selection in electrical equipment and in aerospace and defense had negative impacts, as did stock selection and an overweight in machinery.

In IT, stock selection and an overweight in the sector, which performed poorly during the period, detracted from Fund performance versus the Index during the period. Within the IT sector, key detractors from Fund performance versus the Index included stock selection in software, an overweight in semiconductors and semiconductor equipment, and stock selection along with an overweight in communications equipment. In a generally rising market during the period, the Fund’s cash position also held back performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	One Year	Since Inception
Class A at NAV	03/07/2011	10.03%	4.41%
Class A with 5.75% Maximum Sales Charge	—	3.74	1.34
Class C at NAV	03/07/2011	9.27	3.62
Class C with 1% Maximum Sales Charge	—	8.27	3.62
Class I at NAV	03/07/2011	10.40	4.70
Russell 1000 Growth Index	03/07/2011	9.60%	9.33%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I
Gross	1.72%	2.47%	1.47%
Net	1.25	2.00	1.00

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	03/07/2011	$10,893	$10,267
Class C	$10,000	03/07/2011	$10,730	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

Apple, Inc.	5.2%
Google, Inc., Class A	4.6
QUALCOMM, Inc.	4.4
Gilead Sciences, Inc.	4.3
Citigroup, Inc.	4.2
Green Mountain Coffee Roasters, Inc.	4.1
Amazon.com, Inc.	3.8
United Technologies Corp.	3.4
Facebook, Inc., Class A	3.4
priceline.com, Inc.	3.4
Total	40.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,059.60	$6.38	**	1.25%
Class C	$1,000.00	$1,056.10	$10.20	**	2.00%
Class I	$1,000.00	$1,061.20	$5.11	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Portfolio of Investments

Common Stocks — 95.2%

Security	Shares	Value

Aerospace & Defense — 3.5%
United Technologies Corp.	5,196	$470,498

		$470,498

Biotechnology — 4.3%
Gilead Sciences, Inc.(1)	13,778	$588,458

		$588,458

Building Products — 1.9%
Fortune Brands Home & Security, Inc.(1)	7,480	$258,434

		$258,434

Chemicals — 3.3%
Ecolab, Inc.	3,441	$263,409
Monsanto Co.	1,913	193,270

		$456,679

Communications Equipment — 6.5%
F5 Networks, Inc.(1)	3,109	$293,583
QUALCOMM, Inc.	9,075	595,592

		$889,175

Computers & Peripherals — 7.8%
Apple, Inc.	1,609	$710,212
EMC Corp.(1)	15,186	349,430

		$1,059,642

Diversified Financial Services — 4.2%
Citigroup, Inc.	13,707	$575,283

		$575,283

Electrical Equipment — 2.1%
Generac Holdings, Inc.	8,326	$286,831

		$286,831

Energy Equipment & Services — 1.2%
Cameron International Corp.(1)	2,661	$169,559

		$169,559

Food & Staples Retailing — 1.9%
Walgreen Co.	6,392	$261,689

		$261,689

Security	Shares	Value

Food Products — 7.1%
Green Mountain Coffee Roasters, Inc.(1)	11,637	$555,783
Mondelez International, Inc., Class A	15,008	414,971

		$970,754

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	12,794	$432,309

		$432,309

Hotels, Restaurants & Leisure — 2.0%
Starbucks Corp.	5,035	$276,019

		$276,019

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.(1)	1,956	$516,912
priceline.com, Inc.(1)	672	462,054

		$978,966

Internet Software & Services — 8.0%
Facebook, Inc., Class A(1)	17,039	$464,313
Google, Inc., Class A(1)	790	632,948

		$1,097,261

IT Services — 5.7%
Cognizant Technology Solutions Corp., Class A(1)	5,687	$436,591
Teradata Corp.(1)	5,936	344,644

		$781,235

Machinery — 2.7%
Deere & Co.	4,171	$366,339

		$366,339

Media — 2.2%
Walt Disney Co. (The)	5,534	$302,101

		$302,101

Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	1,272	$159,903

		$159,903

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 7.3%
Allergan, Inc.	2,612	$283,193
Perrigo Co.	3,285	371,764
Roche Holding AG ADR	5,874	336,991

		$991,948

Road & Rail — 2.0%
Union Pacific Corp.	1,993	$273,260

		$273,260

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp., Class A	11,914	$406,387

		$406,387

Software — 2.2%
VMware, Inc., Class A(1)	4,094	$294,072

		$294,072

Specialty Retail — 4.7%
Home Depot, Inc. (The)	2,534	$173,579
Sally Beauty Holdings, Inc.(1)	11,182	310,189
Urban Outfitters, Inc.(1)	3,930	159,243

		$643,011

Total Common Stocks (identified cost $12,036,129)		$12,989,813

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$507	$507,211

Total Short-Term Investments (identified cost $507,211)		$507,211

Total Investments — 98.9% (identified cost $12,543,340)		$13,497,024

Other Assets, Less Liabilities — 1.1%		$151,320

Net Assets — 100.0%		$13,648,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Statement of Assets and Liabilities

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $12,036,129)	$12,989,813
Affiliated investment, at value (identified cost, $507,211)	507,211
Dividends receivable	5,582
Interest receivable from affiliated investment	107
Receivable for investments sold	143,815
Receivable for Fund shares sold	122,393
Receivable from affiliate	20,615
Total assets	$13,789,536

Liabilities
Payable for investments purchased	$94,491
Payable to affiliates:
Investment adviser and administration fee	5,599
Distribution and service fees	122
Accrued expenses	40,980
Total liabilities	$141,192
Net Assets	$13,648,344

Sources of Net Assets
Paid-in capital	$13,009,799
Accumulated net realized loss	(315,121)
Accumulated distributions in excess of net investment income	(18)
Net unrealized appreciation	953,684
Total	$13,648,344

Class A Shares
Net Assets	$601,611
Shares Outstanding	55,227
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.55

Class C Shares
Net Assets	$71,980
Shares Outstanding	6,711
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.73

Class I Shares
Net Assets	$12,974,753
Shares Outstanding	1,187,050
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Statement of Operations

Investment Income	Year Ended February 28, 2013
Dividends	$99,859
Interest allocated from affiliated investment	509
Expenses allocated from affiliated investment	(58)
Total investment income	$100,310

Expenses
Investment adviser and administration fee	$67,343
Distribution and service fees
Class A	569
Class C	453
Trustees’ fees and expenses	752
Custodian fee	28,139
Transfer and dividend disbursing agent fees	1,645
Legal and accounting services	29,208
Printing and postage	9,526
Registration fees	43,761
Miscellaneous	12,243
Total expenses	$193,639
Deduct —
Allocation of expenses to affiliate	$103,254
Total expense reductions	$103,254

Net expenses	$90,385

Net investment income	$9,925

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,803,867
Investment transactions allocated from affiliated investment	8
Net realized gain	$2,803,875
Change in unrealized appreciation (depreciation) —
Investments	$(2,015,759)
Net change in unrealized appreciation (depreciation)	$(2,015,759)

Net realized and unrealized gain	$788,116

Net increase in net assets from operations	$798,041

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
From operations —
Net investment income	$9,925	$5,101
Net realized gain (loss) from investment transactions	2,803,875	(3,119,196)
Net change in unrealized appreciation (depreciation) from investments	(2,015,759)	2,969,443
Net increase (decrease) in net assets from operations	$798,041	$(144,652)
Distributions to shareholders —
From net investment income
Class A	$(65)	$—
Class I	(11,182)	(3,624)
Tax return of capital
Class A	(8)	—
Class I	(1,366)	—
Total distributions to shareholders	$(12,621)	$(3,624)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$562,519	$321,775
Class C	44,500	59,900
Class I	6,706,795	25,862,238
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	70	—
Class I	1,808	101
Cost of shares redeemed
Class A	(100,058)	(199,959)
Class C	(3,835)	(29,691)
Class I	(20,204,253)	(10,710)
Net increase (decrease) in net assets from Fund share transactions	$(12,992,454)	$26,003,654

Net increase (decrease) in net assets	$(12,207,034)	$25,855,378

Net Assets
At beginning of period	$25,855,378	$—
At end of period	$13,648,344	$25,855,378

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(18)	$1,504

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Financial Highlights

	Class A
	Year Ended February 28, 2013		Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	0.985		(0.081)

Total income (loss) from operations	$0.993		$(0.100)

Less Distributions
From net investment income	$(0.003)		$—
Tax return of capital	(0.000	)(3)	—

Total distributions	$(0.003)		$—

Net asset value — End of period	$10.890		$9.900

Total Return(4)	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.25%		1.25	%(7)
Net investment income (loss)	0.08%		(0.21	)%(7)
Portfolio Turnover	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.15% and 0.47% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	0.984	(0.088)

Total income (loss) from operations	$0.910	$(0.180)

Net asset value — End of period	$10.730	$9.820

Total Return(3)	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.00%	2.00	%(6)
Net investment loss	(0.73)%	(1.02	)%(6)
Portfolio Turnover	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.15% and 0.47% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.920	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.012	$0.002
Net realized and unrealized gain (loss)	1.019	(0.081)

Total income (loss) from operations	$1.031	$(0.079)

Less Distributions
From net investment income	$(0.019)	$(0.001)
Tax return of capital	(0.002)	—

Total distributions	$(0.021)	$(0.001)

Net asset value — End of period	$10.930	$9.920

Total Return(3)	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00%	1.00	%(6)
Net investment income	0.12%	0.02	%(6)
Portfolio Turnover	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.15% and 0.47% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2013, the Fund, for federal income tax purposes, had current year deferred capital losses of $311,282 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

Additionally, at February 28, 2013, the Fund had a late year ordinary loss of $18, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended February 28, 2013 and the period ended February 29, 2012 was as follows:

	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Distributions declared from:
Ordinary income	$11,247	$3,624
Tax return of capital	$1,374	$—

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

During the year ended February 28, 2013, accumulated net realized loss was decreased by $200 and accumulated net investment income was decreased by $200 due to differences between book and tax accounting, primarily for investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Deferred capital losses	$(311,282)
Late year ordinary losses	$(18)
Net unrealized appreciation	$949,845

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

services provided to Cash Reserves Fund. For the year ended February 28, 2013, the investment adviser and administration fee amounted to $67,343 or 0.75% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $103,254 of the Fund’s operating expenses for the year ended February 28, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended February 28, 2013, EVM earned $193 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,037 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization, receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2013 amounted to $569 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2013, the Fund paid or accrued to EVD $340 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2013 amounted to $113 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended February 28, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,635,956 and $26,763,671, respectively, for the year ended February 28, 2013.

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	53,500	34,393
Issued to shareholders electing to receive payments of distributions in Fund shares	7	—
Redemptions	(9,873)	(22,800)

Net increase	43,634	11,593

Class C	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	4,464	6,037
Redemptions	(397)	(3,393)

Net increase	4,067	2,644

Class I	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	608,470	2,593,404
Issued to shareholders electing to receive payments of distributions in Fund shares	174	11
Redemptions	(2,013,778)	(1,231)

Net increase (decrease)	(1,405,134)	2,592,184

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

At February 28, 2013, an affiliate of EVM owned 42% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,547,179

Gross unrealized appreciation	$1,098,062
Gross unrealized depreciation	(148,217)

Net unrealized appreciation	$949,845

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2013.

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$12,989,813	*	$—	$—	$12,989,813
Short-Term Investments	—		507,211	—	507,211

Total Investments	$12,989,813		$507,211	$—	$13,497,024

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 28, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2013

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  The Fund designates approximately $97,852, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300-4/13	FGOSRC

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2013

Eaton Vance

Focused Value Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	24

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period began in March 2012, U.S. stocks were in the midst of a rally that would continue through early April 2012. Equities were generally fueled by stronger economic growth, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt, which lowered the potential for European contagion. Then in May 2012, the third consecutive mid-year economic slowdown arrived amid renewed concerns over Europe, slowing growth in China and continuing political uncertainty in the United States ahead of the elections.

However, despite a slowdown in consumer spending, weakening employment data and downward revisions of growth expectations, U.S. stocks rallied from June 2012 through early October 2012. Several catalysts appeared to be driving a market rally that defied U.S. economic data. First, investors anticipated that worsening economic news would prompt the U.S. Federal Reserve to initiate another round of quantitative easing to stimulate the economy — which it did in September 2012. Second, many of the investors who were hunting for yield in a historically low interest-rate environment were driven to stocks that offered higher yields than bonds. Finally, Europe’s ongoing debt crisis and a slowdown in Chinese growth made the United States, despite its problems, look relatively attractive to many global investors.

From early October 2012 through December 2012, U.S. stocks gave back some of their gains amid elevated market volatility. With the U.S. elections leaving Congress still divided on economic issues, investors grew increasingly worried about a political deadlock on tax and spending policies — an impasse that left the United States rushing toward a so-called “fiscal cliff” that threatened to drag down its economy. However, in the final hours of 2012, a deal was struck to avert the cliff, sparking an equity rally that continued through the first two months of 2013.

In the last month of the period, media observers speculated that U.S. economic growth would be hampered by the budget sequester scheduled to take effect unless Congress reached another fiscal compromise. Yet, the markets seemed to largely shrug off the political overhang. In the final weeks of the period, improving economic fundamentals, including further signs of a recovering housing market, drove U.S. stock indexes toward highs not seen since 2007.

Fund Performance

For the fiscal year ended February 28, 2013, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of 14.29% for Class A shares at net asset value (NAV), underperforming the 17.63% return of the Fund’s benchmark, the Russell 1000 Value Index (the Index)2.

Stock selection, particularly in the information technology (IT), financials and telecommunication services sectors, was the main driver of the Fund’s underperformance relative to the Index during the period. To a lesser extent, sector allocation was also detrimental to relative Fund results versus the Index, especially an overweight in the IT sector, which lagged the Index during the one-year period.

Within the IT sector, stock selection in software and an overweight in the underperforming computers and peripherals industry hurt Fund performance versus the Index during the period. Elsewhere in the sector, lack of exposure to IT services as well as Internet software and services, both of which performed strongly during the period, dragged on the Fund’s relative results versus the Index as well.

In the financials sector, stock selection in insurance and in consumer finance hurt Fund performance versus the Index during the period. An underweight in diversified telecommunication services detracted from relative Fund results versus the Index in the telecommunication services sector. In a generally rising market during the period, the Fund’s cash position also held back performance relative to the Index.

In contrast, stock selection in the utilities, energy and materials sectors helped Fund performance versus the Index during the period. Stock selection in multi-utilities and in electric utilities aided relative Fund results versus the Index in the utilities sector. In the energy sector, stock selection in oil, gas and consumable fuels boosted relative Fund performance versus the Index. Within the materials sector, stock selection in chemicals contributed to Fund performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Performance2,3

Portfolio Managers John D. Crowley, Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA and Stephen J. Kaszynski, CFA

% Average Annual Total Returns	Inception Date	One Year	Since Inception
Class A at NAV	03/07/2011	14.29%	7.23%
Class A with 5.75% Maximum Sales Charge	—	7.68	4.08
Class C at NAV	03/07/2011	13.50	6.42
Class C with 1% Maximum Sales Charge	—	12.50	6.42
Class I at NAV	03/07/2011	14.63	7.47
Russell 1000 Value Index	03/07/2011	17.63%	10.45%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I
Gross	1.70%	2.45%	1.45%
Net	1.25	2.00	1.00

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	03/07/2011	$11,486	$10,825
Class C	$10,000	03/07/2011	$11,314	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	4.9%
Marathon Oil Corp.	4.7
Citigroup, Inc.	4.6
Chevron Corp.	4.3
Wells Fargo & Co.	4.1
CVS Caremark Corp.	4.0
Sempra Energy	3.9
Pfizer, Inc.	3.6
ACE, Ltd.	3.5
Microsoft Corp.	3.5
Total	41.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,088.20	$6.47	**	1.25%
Class C	$1,000.00	$1,083.80	$10.33	**	2.00%
Class I	$1,000.00	$1,089.30	$5.18	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Portfolio of Investments

Common Stocks — 95.1%

Security	Shares	Value

Aerospace & Defense — 2.0%
Boeing Co. (The)	3,707	$285,068

		$285,068

Capital Markets — 3.2%
Ameriprise Financial, Inc.	6,632	$455,154

		$455,154

Chemicals — 2.9%
LyondellBasell Industries NV, Class A	7,096	$415,968

		$415,968

Commercial Banks — 4.1%
Wells Fargo & Co.	16,653	$584,187

		$584,187

Consumer Finance — 3.0%
Capital One Financial Corp.	8,505	$434,010

		$434,010

Diversified Financial Services — 9.5%
Citigroup, Inc.	15,917	$668,037
JPMorgan Chase & Co.	14,257	697,452

		$1,365,489

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	12,999	$466,794

		$466,794

Electric Utilities — 3.1%
American Electric Power Co., Inc.	9,527	$445,768

		$445,768

Food & Staples Retailing — 4.0%
CVS Caremark Corp.	11,099	$567,381

		$567,381

Food Products — 3.5%
Nestle SA ADR	7,116	$497,906

		$497,906

Security	Shares	Value

Health Care Equipment & Supplies — 3.0%
Covidien PLC	6,859	$436,027

		$436,027

Insurance — 6.2%
ACE, Ltd.	5,889	$502,862
Aflac, Inc.	7,827	390,958

		$893,820

Life Sciences Tools & Services — 3.0%
Thermo Fisher Scientific, Inc.	5,788	$427,154

		$427,154

Media — 2.9%
Time Warner, Inc.	7,800	$414,726

		$414,726

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	4,989	$159,249

		$159,249

Multi-Utilities — 3.9%
Sempra Energy	7,197	$559,639

		$559,639

Multiline Retail — 5.4%
Macy’s, Inc.	7,950	$326,745
Target Corp.	7,085	446,072

		$772,817

Oil, Gas & Consumable Fuels — 17.3%
Chevron Corp.	5,297	$620,544
EOG Resources, Inc.	2,517	316,412
Marathon Oil Corp.	20,165	675,527
Occidental Petroleum Corp.	5,184	426,799
Phillips 66	6,923	435,872

		$2,475,154

Pharmaceuticals — 5.6%
Pfizer, Inc.	18,826	$515,267
Roche Holding AG PC	1,242	284,180

		$799,447

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 2.7%
Union Pacific Corp.	2,832	$388,296

		$388,296

Software — 5.5%
Microsoft Corp.	18,046	$501,679
Oracle Corp.	8,269	283,296

		$784,975

Total Common Stocks (identified cost $12,496,721)		$13,629,029

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$331	$331,196

Total Short-Term Investments (identified cost $331,196)		$331,196

Total Investments — 97.4% (identified cost $12,827,917)		$13,960,225

Other Assets, Less Liabilities — 2.6%		$365,963

Net Assets — 100.0%		$14,326,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Statement of Assets and Liabilities

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $12,496,721)	$13,629,029
Affiliated investment, at value (identified cost, $331,196)	331,196
Dividends receivable	32,353
Interest receivable from affiliated investment	67
Receivable for investments sold	1,185,221
Receivable from affiliate	20,429
Total assets	$15,198,295

Liabilities
Payable for investments purchased	$824,932
Payable to affiliates:
Investment adviser and administration fee	6,107
Distribution and service fees	278
Accrued expenses	40,790
Total liabilities	$872,107
Net Assets	$14,326,188

Sources of Net Assets
Paid-in capital	$13,339,194
Accumulated net realized loss	(172,017)
Accumulated undistributed net investment income	27,047
Net unrealized appreciation	1,131,964
Total	$14,326,188

Class A Shares
Net Assets	$1,309,729
Shares Outstanding	116,818
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.89

Class C Shares
Net Assets	$36,414
Shares Outstanding	3,255
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.19

Class I Shares
Net Assets	$12,980,045
Shares Outstanding	1,156,977
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Statement of Operations

Investment Income	Year Ended February 28, 2013
Dividends (net of foreign taxes, $2,273)	$236,296
Interest allocated from affiliated investment	270
Expenses allocated from affiliated investment	(34)
Total investment income	$236,532

Expenses
Investment adviser and administration fee	$72,524
Distribution and service fees
Class A	2,111
Class C	247
Trustees’ fees and expenses	778
Custodian fee	29,189
Transfer and dividend disbursing agent fees	1,440
Legal and accounting services	29,243
Printing and postage	10,035
Registration fees	43,097
Miscellaneous	12,033
Total expenses	$200,697
Deduct —
Allocation of expenses to affiliate	$102,099
Total expense reductions	$102,099

Net expenses	$98,598

Net investment income	$137,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,180,172
Investment transactions allocated from affiliated investment	3
Foreign currency transactions	79
Net realized gain	$2,180,254
Change in unrealized appreciation (depreciation) —
Investments	$(1,222,993)
Foreign currency	(344)
Net change in unrealized appreciation (depreciation)	$(1,223,337)

Net realized and unrealized gain	$956,917

Net increase in net assets from operations	$1,094,851

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
From operations —
Net investment income	$137,934	$304,860
Net realized gain (loss) from investment transactions, foreign currency transactions and capital gain distributions received	2,180,254	(2,365,476)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,223,337)	2,355,301
Net increase in net assets from operations	$1,094,851	$294,685
Distributions to shareholders —
From net investment income
Class A	$(10,650)	$(983)
Class C	(229)	(32)
Class I	(98,528)	(292,144)
Total distributions to shareholders	$(109,407)	$(293,159)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$611,038	$689,480
Class C	11,045	32,521
Class I	6,533,095	25,871,339
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,508	883
Class C	143	6
Class I	14,007	8,311
Cost of shares redeemed
Class A	(117,899)	(53,283)
Class C	(36)	(8,740)
Class I	(20,251,433)	(11,767)
Net increase (decrease) in net assets from Fund share transactions	$(13,189,532)	$26,528,750

Net increase (decrease) in net assets	$(12,204,088)	$26,530,276

Net Assets
At beginning of period	$26,530,276	$—
At end of period	$14,326,188	$26,530,276

Accumulated undistributed net investment income included in net assets
At end of period	$27,047	$11,725

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Financial Highlights

	Class A
	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.126	$0.071
Net realized and unrealized gain (loss)	1.285	(0.031)

Total income from operations	$1.411	$0.040

Less Distributions
From net investment income	$(0.141)	$(0.100)

Total distributions	$(0.141)	$(0.100)

Net asset value — End of period	$11.210	$9.940

Total Return(3)	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25%	1.25	%(6)
Net investment income	1.21%	0.76	%(6)
Portfolio Turnover	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.06% and 0.45% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.053	$0.024
Net realized and unrealized gain (loss)	1.284	(0.058)

Total income (loss) from operations	$1.337	$(0.034)

Less Distributions
From net investment income	$(0.087)	$(0.026)

Total distributions	$(0.087)	$(0.026)

Net asset value — End of period	$11.190	$9.940

Total Return(3)	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.00%	2.00	%(6)
Net investment income	0.51%	0.26	%(6)
Portfolio Turnover	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.06% and 0.45% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Year Ended February 28, 2013	Period Ended February 29, 2012(1)
Net asset value — Beginning of period	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.150	$0.119
Net realized and unrealized gain (loss)	1.294	(0.066)

Total income from operations	$1.444	$0.053

Less Distributions
From net investment income	$(0.164)	$(0.113)

Total distributions	$(0.164)	$(0.113)

Net asset value — End of period	$11.220	$9.940

Total Return(3)	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00%	1.00	%(6)
Net investment income	1.45%	1.28	%(6)
Portfolio Turnover	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.06% and 0.45% of average daily net assets for the year ended February 28, 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2013, the Fund, for federal income tax purposes, had current year deferred capital losses of $152,668 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended February 28, 2013 and the period ended February 29, 2012 was as follows:

	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Distributions declared from:
Ordinary income	$109,407	$293,159

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

During the year ended February 28, 2013, accumulated net realized loss was decreased by $13,205 and accumulated undistributed net investment income was decreased by $13,205 due to differences between book and tax accounting, primarily for distributions from real estate investment trusts (REITs), foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

As of February 28, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$23,799
Deferred capital losses	$(152,668)
Net unrealized appreciation	$1,115,863

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, distributions from REITs and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended February 28, 2013, the investment adviser and administration fee amounted to $72,524 or 0.75% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $102,099 of the Fund’s operating expenses for the year ended February 28, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended February 28, 2013, EVM earned $121 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $443 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2013 amounted to $2,111 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2013, the Fund paid or accrued to EVD $185 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2013 amounted to $62 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended February 28, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,668,021 and $29,045,274, respectively, for the year ended February 28, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	57,517	74,364
Issued to shareholders electing to receive payments of distributions in Fund shares	997	98
Redemptions	(10,793)	(5,365)

Net increase	47,721	69,097

Class C	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	1,017	3,270
Issued to shareholders electing to receive payments of distributions in Fund shares	13	1
Redemptions	(4)	(1,042)

Net increase	1,026	2,229

Class I	Year Ended February 28, 2013	Period Ended February 29, 2012(1)

Sales	581,393	2,597,329
Issued to shareholders electing to receive payments of distributions in Fund shares	1,328	917
Redemptions	(2,022,697)	(1,293)

Net increase (decrease)	(1,439,976)	2,596,953

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

At February 28, 2013, an affiliate of EVM owned 40% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,844,018

Gross unrealized appreciation	$1,287,559
Gross unrealized depreciation	(171,352)

Net unrealized appreciation	$1,116,207

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Notes to Financial Statements — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2013.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,187,543	$—		$—	$1,187,543
Consumer Staples	1,065,287	—		—	1,065,287
Energy	2,475,154	—		—	2,475,154
Financials	3,732,660	—		—	3,732,660
Health Care	1,378,448	284,180		—	1,662,628
Industrials	673,364	—		—	673,364
Information Technology	784,975	—		—	784,975
Materials	575,217	—		—	575,217
Telecommunication Services	466,794	—		—	466,794
Utilities	1,005,407	—		—	1,005,407

Total Common Stocks	$13,344,849	$284,180	*	$—	$13,629,029

Short-Term Investments	$—	$331,196		$—	$331,196

Total Investments	$13,344,849	$615,376		$—	$13,960,225

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Value Opportunities Fund as of February 28, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2013

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  The Fund designates approximately $204,058, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience(1)
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305-4/13	FVOSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Focused Growth Opportunities Fund, Eaton Vance Focused Value Opportunities Fund and Eaton Vance Global Natural Resources Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended February 28, 2013 (initial fiscal period from the commencement of operations on April 30, 2012 to February 28, 2013 for Eaton Vance Global Natural Resources Fund) and the Funds’ initial fiscal period from the commencement of operations on March 7, 2011 to February 29, 2012 (for Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Period Ended	2/29/12	2/28/13
Audit Fees	$16,550	$17,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$8,510
All Other Fees(3)	$300	$0

Total	$24,850	$26,440

Eaton Vance Focused Value Opportunities Fund

Fiscal Period Ended	2/29/12	2/28/13
Audit Fees	$16,550	$17,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$8,510
All Other Fees(3)	$300	$0

Total	$24,850	$26,440

Eaton Vance Global Natural Resources Fund*

Fiscal Period Ended	2/28/13
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,310
All Other Fees(3)	$0

Total	$24,860

*	Fund commenced operations on April 30, 2012.

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (July 31, August 31, September 30, or February 28/29). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13
Audit Fees	$108,360	$21,650	$33,100	$201,230	$55,780	$52,410
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$41,960	$13,680	$16,000	$55,170	$21,620	$25,330
All Other Fees(3)	$6,000	$600	$600	$13,520	$620	$0

Total	$156,320	$35,930	$49,700	$269,920	$78,020	$77,740

*

Series of the Trust with fiscal years ending February 29 commenced operations on March 7, 2011. Information is not presented for fiscal years ended 7/31/11or 7/31/12 as no Series in the Trust with such fiscal year end was in operation during those periods.

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13
Registrant(1)	$47,960	$14,280	$16,600	$68,690	$22,240	$25,330

Eaton Vance(2)	$224,191	$226,431	$414,561	$606,619	$606,619	$544,549

*	Information is not presented for fiscal years ended 7/31/11 or 7/31/12 as no Series in the Trust with such fiscal year end was in operation during those periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 17, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 17, 2013